Stock-Based Compensation Expense and Related Income Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Stock-based compensation expense	$ 10,734	$ 9,611	$ 7,502
Income tax benefits related to stock-based compensation	$ 1,826	$ 1,651	$ 1,293